Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Open Ended Fund
Financial Instruments
Assets at fair value	$ 7,662,726	$ 7,297,577
Other Equity Instruments
Financial Instruments
Assets at fair value	6,545,625
Other Financial Assets
Financial Instruments
Assets at fair value	72,612
Warrants issued by UHI
Financial Instruments
Assets at fair value	34,921,530	36,395,183
Derivative financial instruments
Financial Instruments
Assets at fair value	1,035,522	2,263,874
Recurring basis
Financial Instruments
Assets at fair value	50,269,007	51,970,312
Liabilities at fair value	148,061
Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value	148,061
Recurring basis | Temporary investments
Financial Instruments
Assets at fair value	30,992	6,013,678
Recurring basis | Open Ended Fund | FVOCIL
Financial Instruments
Assets at fair value	7,662,726	7,297,577
Recurring basis | Other Equity Instruments | FVOCIL
Financial Instruments
Assets at fair value	6,545,625
Recurring basis | Derivative financial instruments
Financial Instruments
Assets at fair value	1,035,522	2,263,874
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis
Financial Instruments
Assets at fair value	6,649,229	6,013,678
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Temporary investments
Financial Instruments
Assets at fair value	30,992	6,013,678
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Other Equity Instruments | FVOCIL
Financial Instruments
Assets at fair value	6,545,625
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis
Financial Instruments
Assets at fair value	8,698,248	9,561,451
Liabilities at fair value	148,061
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value	148,061
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Open Ended Fund | FVOCIL
Financial Instruments
Assets at fair value	7,662,726	7,297,577
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Financial Instruments
Assets at fair value	1,035,522	2,263,874
Internal Models with Significant Unobservable Inputs (Level 3)
Financial Instruments
Assets at fair value	34,921,530	36,395,183	$ 38,298,606
Internal Models with Significant Unobservable Inputs (Level 3) | Recurring basis
Financial Instruments
Assets at fair value	34,921,530	36,395,183
UHI | Warrants issued by UHI
Financial Instruments
Assets at fair value	34,921,530	36,395,183
UHI | Recurring basis | Other Financial Assets | FVOCIL
Financial Instruments
Assets at fair value	72,612
UHI | Recurring basis | Warrants issued by UHI | FVOCIL
Financial Instruments
Assets at fair value	34,921,530	36,395,183
UHI | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Other Financial Assets | FVOCIL
Financial Instruments
Assets at fair value	72,612
UHI | Internal Models with Significant Unobservable Inputs (Level 3) | Recurring basis | Warrants issued by UHI | FVOCIL
Financial Instruments
Assets at fair value	$ 34,921,530	$ 36,395,183